OFFICE AND MISCELLANEOUS	12 Months Ended
Dec. 31, 2021
Office And Miscellaneous
OFFICE AND MISCELLANEOUS

22. OFFICE AND MISCELLANEOUS

	For the years ended December 31,
	2021	2020	2019
Advertising, Marketing, and Investor Relations	$5,165,791	$2,610,930	$1,356,174
Compliance fees	432,874	122,916	80,525
Contract Work	300,975	399,546	438,601
Other	556,358	254,473	228,432
	$6,455,998	$3,387,865	$2,103,732

Draganfly Inc.

Notes to the Consolidated Financial Statements

For The Year Ended December 31, 2021

Expressed in Canadian Dollars